ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB26,166 (US$4,106) as of December 31, 2020 and 2021, respectively)	¥ 3,571,745		¥ 1,180,787	¥ 1,392,339	$ 560,485
Accounts and notes receivables, net	827,631		825,700		129,873
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB12,046 (US$1,890) as of December 31, 2020 and 2021, respectively)	1,172,472		1,603,447		183,985
Amounts due from related parties	125,198		182,409		19,646
Inventories	25,622		28,269		4,021
Assets held-for-sale - current			2,823,278
Total current assets	6,843,550		9,367,711		1,073,901
Non-current assets:
Non-current deposits	92,866		97,889		14,573
Operating lease right-of-use assets	1,899,522		1,878,312		298,076
Property and equipment, net	762,642		822,114		119,675
Intangible assets, net	55,684		43,897		8,738
Other non-current assets	111,640		509,023		17,519
Assets held-for-sale - non-current			5,895,325
Total non-current assets	4,500,333		10,503,112		706,201
Total assets	11,343,883		19,870,823		1,780,102
Current liabilities:
Accounts and notes payable	1,353,150		1,509,894		212,340
Accrued expenses and other liabilities	1,591,639		1,407,253		249,763
Customer advances and deposits and deferred revenue	298,353		281,298		46,818
Operating lease liabilities	518,248		531,736		81,324
Amounts due to related parties	2,763		29,247		434
Income tax payable	587		14,550		92
Short - term bank loans	530,495		2,133,287		83,246
Liabilities assumed			6,630,254
Total current liabilities	5,851,850		12,634,249		918,283
Operating lease liabilities	1,456,843		1,391,518		228,610
Long-term bank loan	769,767		78,548		120,793
Other non-current liabilities	24,261		107,763		3,807
Liabilities held-for-sale - non-current			1,671,476
Total non-current liabilities	3,275,169		5,511,970		513,945
Total liabilities	9,127,019		18,146,219		1,432,228
Total revenue	11,425,836	$ 1,792,963	10,528,234	10,481,001
Net income	261,907	41,100	(2,025,508)	(202,416)
Net cash generate from/(used in) operating activities	(2,803,961)	(440,003)	(231,235)	852,833
Net loss from continuing operations	(1,263,861)	(198,327)	(1,028,434)	(412,395)
Net income/(loss) from discontinued operations	1,473,489	231,223	(1,022,790)	193,327
Net cash (used in) generated from continuing operating activities	(891,135)	(139,839)	70,527	20,686
Net cash generated from (used in) discontinued operating activities	(1,912,826)	(300,164)	(301,762)	832,147
Net cash used in continuing investing activities	4,990,734	783,155	268,475	(605,948)
Net cash used in discontinued investing activities	(448,016)	(70,303)	(1,141,408)	(1,306,534)
Net cash (used in) generated from continuing financing activities	(237,922)	(37,335)	1,558,713	2,234,893
Net cash generated from discontinued financing activities	(337,838)	(53,014)	(10,529)	(223,081)
Net cash generated from (used in) investing activities	4,542,718	712,852	(872,933)	(1,912,482)
Net cash generated from financing activities	(575,760)	(90,349)	1,548,184	2,011,812
Exchange rate effect on cash, cash equivalents and restricted cash	(55,970)	$ (8,783)	(192,110)	¥ 5,644
Consolidated VIEs
Current assets:
Cash and cash equivalents (including cash and cash equivalents of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB26,166 (US$4,106) as of December 31, 2020 and 2021, respectively)	135,864		62,970		21,320
Accounts and notes receivables, net	113,700		55,950		17,842
Prepayments and other current assets (including prepayments and other current assets of the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs of nil and RMB12,046 (US$1,890) as of December 31, 2020 and 2021, respectively)	38,172		223,157		5,990
Amounts due from related parties	156,699		97,107		24,589
Inventories	11		4		2
Assets held-for-sale - current			2,823,278
Total current assets	444,446		3,262,466		69,743
Non-current assets:
Non-current deposits			3,393
Operating lease right-of-use assets	188		18,239		30
Property and equipment, net	85,199		77,018		13,370
Intangible assets, net	52		87		8
Other non-current assets			169
Assets held-for-sale - non-current			5,895,325
Total non-current assets	85,439		5,994,231		13,408
Total assets	529,885		9,256,697		83,151
Current liabilities:
Accounts and notes payable	60,669		61,088		9,521
Accrued expenses and other liabilities	17,294		154,852		2,714
Customer advances and deposits and deferred revenue	341		10,213		54
Operating lease liabilities	880		8,104		138
Amounts due to related parties	455,925		3,779,947		71,545
Income tax payable			4
Short - term bank loans	120,500		5,000		18,909
Liabilities assumed			6,630,254
Total current liabilities	655,609		10,649,462		102,881
Operating lease liabilities			7,043
Long-term bank loan			961
Deferred tax liabilities			102
Other non-current liabilities			106,620
Liabilities held-for-sale - non-current			1,671,476
Total non-current liabilities			1,786,202
Total liabilities	¥ 655,609		¥ 12,435,664		$ 102,881
Percentage of revenue contribution by VIE	27.00%	27.00%	21.00%	3.00%
Total revenue	¥ 19,603,406	$ 3,076,202	¥ 22,483,438	¥ 23,047,895
Net loss from continuing operations	(104,999)	(16,477)	(20,634)	(5,884)
Net income/(loss) from discontinued operations	(1,936,791)	(303,925)	(915,208)	52,588
Net cash (used in) generated from continuing operating activities	(266,070)	(41,752)	93,624	(21,686)
Net cash generated from (used in) discontinued operating activities	(1,938,454)	(304,186)	(158,772)	1,024,217
Net cash used in continuing investing activities	(349,795)	(54,890)	(25,455)	23,331
Net cash used in discontinued investing activities	(448,016)	(70,303)	(1,141,564)	(1,317,284)
Net cash (used in) generated from continuing financing activities	242,350	38,030	(22,701)	(2,332)
Net cash generated from discontinued financing activities	2,136,199	335,216	944,847	1,032,069
Exchange rate effect on cash, cash equivalents and restricted cash	(18)	(3)
Consolidated VIEs | Revenue from continuing operations
Current liabilities:
Total revenue	3,116,599	489,062	2,242,830	323,209
Consolidated VIEs | Discontinued operations
Current liabilities:
Total revenue	¥ 16,486,807	$ 2,587,140	¥ 20,240,608	¥ 22,724,686